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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Oracle Partners
Address: 200 Greenwich Avenue
Greenwich, CT 06830


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Vincent Padula
Title: Client Service Representative
Phone: 212-713-9179


Signature, Place, and Date of Signing:

   Vincent Padula                 New York, NY                  11/15/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

     ITEM 1                ITEM 2        ITEM 3       ITEM 4     ITEM 5             ITEM 6         ITEM 7         ITEM 8
------------------    --------------   --------      --------    --------    -------------------  -------- ---------------------
                                                                                INVEST. DISC
                               TITLE                  FAIR                                SHARED              VOTING AUTHORITY
                                OF      CUSIP         MARKET      SHRS OR    SOLE  SHARED  OTHER   OTHER    SOLE   SHARED   NONE
  NAME OF ISSUER               CLASS    NUMBER        VALUE       PRN AMT     (A)   (B)     (C)   MANAGERS  (A)      (B)     (C)
------------------             -----   --------       ------      -------    ----  ------  -----  --------  ----    ------   ----
***CHUGAI PHARMACEUTICAL C     FSTK     6196408   $  3,642,548.00   169400 N  X                    ORAC     169400    0       0
1997 ANTIGENICS LLC            OTC EQ   37032950  $    155,000.00   100000 N  X                    ORAC     100000    0       0
ACCESS PHARMACEUTICALS INC     OTC EQ  00431M308  $    371,341.00   337583 N  X                    ORAC     337583    0       0
ACURA PHARM INC                OTC EQ  00509L109  $  4,068,869.00  6259799 N  X                    ORAC    6259799    0       0
AETNA INC                      COMMON  00817Y108  $    232,180.00   244400 N  X                    ORAC     244400    0       0
ADVANCED MEDICAL OPTICS IN     COMMON  00763M108  $  1,610,674.00    40725 N  X                    ORAC      40725    0       0
APRIA HEALTHCARE GROUP INC     COMMON   37933108  $  2,029,272.00   102800 N  X                    ORAC     102800    0       0
BIOGEN IDEC INC                COMMON  09062X103  $  2,172,431.00    48622 N  X                    ORAC      48622    0       0
BOSTON SCIENTIFIC CORP         COMMON  101137107  $  6,778,257.00   458300 N  X                    ORAC     458300    0       0
BRISTOL MYERS SQUIBB           COMMON  110122108  $    236,513.00   450500 N  X                    ORAC     450500    0       0
CEPHOLON                       OTC EQ  156708109  $    625,388.00   229500 N  X                    ORAC     229500    0       0
CRUCELL NV                     OTC EQ  228769105  $  2,789,955.00   117225 N  X                    ORAC     117225    0       0
CUBIST PHARMACEUTICALS INC     OTC EQ  229678107  $ 13,543,955.00   622997 N  X                    ORAC     622997    0       0
CURAGEN CORP                   OTC EQ  23126R101  $  2,445,730.00   710968 N  X                    ORAC     710968    0       0
DRUGSTORE.COM INC              OTC EQ  262241102  $  2,676,099.00   775681 N  X                    ORAC     775681    0       0
ECLIPSE CORP                   OTC EQ  278856109  $  9,449,137.00   527590 N  X                    ORAC     527590    0       0
ELAN CORP PLC-ADR              COMMON  284131208  $ 82,429,797.00  6769261 N  X                    ORAC    6769261    0       0
ELI LILLY AND COMPANY          COMMON  532457108  $    651,700.00   266000 N  X                    ORAC     266000    0       0
EMDEON CORPORATION             OTC EQ  290849108  $ 66,455,869.00  7959947 N  X                    ORAC    7959947    0       0
GILEAD SCIENCES INC            OTC EQ  375558103  $ 24,320,029.00   353643 N  X                    ORAC     353643    0       0
GTX INC DEL                    OTC EQ  40052B108  $ 22,389,444.00  2423100 N  X                    ORAC    2423100    0       0
ICOS CORP                      OTC EQ  449295104  $ 28,249,186.00  1127262 N  X                    ORAC    1127262    0       0
IMCLONE SYSTEMS INC            OTC EQ  45245W109  $    236,189.00     8340 N  X                    ORAC       8340    0       0
INVITROGEN CORP                OTC EQ  46185R100  $ 12,420,117.00   195870 N  X                    ORAC     195870    0       0
LINCARE HOLDINGS INC           OTC EQ  532791100  $  1,213,890.00    35043 N  X                    ORAC      35043    0       0
ISHARES NASDAQ BIOTECHNOLOGY
  INDEX                        OTC EQ  464287556  $    671,685.00   639700 N  X                    ORAC     639700    0       0
MANNKIND CORP                  OTC EQ  56400P201  $  7,524,608.00   396032 N  X                    ORAC     396032    0       0
MEDIMMUNE INC                  OTC EQ  584699102  $  1,359,185.00  1198700 N  X                    ORAC    1198700    0       0
MEDIWARE INFORMATION SYSTE     OTC EQ  584946107  $  7,786,578.00   989400 N  X                    ORAC     989400    0       0
MEDTRONIC INC                  COMMON  585055106  $  5,385,935.00   402500 N  X                    ORAC     402500    0       0
MERGE TECHNOLOGIES INC         OTC EQ  589981109  $  8,987,626.00  1306341 N  X                    ORAC    1306341    0       0
NOVARTIS AG-SPONSORED ADR      COMMON  66987V109  $ 12,973,680.00   222000 N  X                    ORAC     222000    0       0
ONYX PHARMACEUTICALS INC       OTC EQ  683399109  $    921,557.00    53300 N  X                    ORAC      53300    0       0
OSI PHARMACUTICALS INC         OTC EQ  671040103  $ 36,471,806.00  1279000 N  X                    ORAC    1279000    0       0
PENWEST PHARMACEUTICALS CO     OTC EQ  709754105  $  5,971,006.00   358619 N  X                    ORAC     358619    0       0
QUIDEL CORP                    OTC EQ  74838J101  $ 43,724,825.00  3096659 N  X                    ORAC    3096659    0       0
SEPRACOR INC                   OTC EQ  817315104  $  4,844,000.00   100000 N  X                    ORAC     100000    0       0
SONUS PHARMACEUTICALS INC      OTC EQ  835692104  $  1,361,507.00   290300 N  X                    ORAC     290300    0       0
ST JUDE MEDICAL INC            COMMON  790849103  $ 10,930,745.00   568050 N  X                    ORAC     568050    0       0
SYNTONIX PHARMAC INC CS        OTC EQ  871621975  $     75,000.00    50000 N  X                    ORAC      50000    0       0
THORATEC LABORATORIES CORP     OTC EQ  885175307  $  1,729,588.00   110800 N  X                    ORAC     110800    0       0
UNICORN FINCL SVC SER A PF     OTC EQ  904677994  $ 15,263,786.00    25001 N  X                    ORAC      25001    0       0
UNITEDHEALTH GROUP INC         COMMON  91324P102  $    221,400.00     4500 N  X                    ORAC       4500    0       0
VCA ANTECH INC                 OTC EQ  918194101  $ 17,878,548.00   495800 N  X                    ORAC     495800    0       0
VENTANA MEDICAL SYSTEM INC     OTC EQ  92276H106  $ 92,839,050.00  2273795 N  X                    ORAC    2273795    0       0
VERTEX PHARMACEUTICALS INC     OTC EQ  92532F100  $ 13,550,349.00   493682 N  X                    ORAC     493682    0       0
WATERS CORP                    COMMON  941848103  $ 13,054,224.00   288300 N  X                    ORAC     288300    0       0
WEBMD HEALTH CORP              OTC EQ  94770V102  $  8,844,301.00   257551 N  X                    ORAC     257551    0       0
WELLPOINT INC                  COMMON  94973V107  $    397,200.00   132400 N  X                    ORAC     132400    0       0
WYETH                          COMMON  983024100  $  3,625,238.00  2107500 N  X                    ORAC    2107500    0       0


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